Subsequent Events (Textuals) (Details) $ / shares in Units, € in Millions						1 Months Ended						12 Months Ended
	May 08, 2020	Apr. 20, 2020 EUR (€) installment	Mar. 12, 2020 item	Oct. 30, 2019 USD ($)	Aug. 27, 2019 item	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($) $ / shares shares	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($)	Aug. 27, 2019 item	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Subsequent Event [Line Items]
Loss on extinguishment of debt												$ (13,397,000)	$ (6,346,000)	$ (22,211,000)
Redemption price as a percentage of face amount												103.625%
Interest rate												3.625%			3.625%
Percentage of debt instrument redemption price												40.00%
Number of lawsuits filed | item					2						2
Ordinary shares, par value (in dollars per share) | $ / shares												$ 0.0012	$ 0.0012
Norwegian Encore
Subsequent Event [Line Items]
Term loan amount				$ 882,900,000
Interest rate				3.92%
Maturity date				Oct. 30, 2031
Export credit facility financing as percentage of contract price				80.00%
$875 Million Senior Secured Revolving Loan Facility
Subsequent Event [Line Items]
Interest rate													3.96%			3.96%
Maximum borrowing capacity												$ 875,000,000.0	$ 875,000,000.0
Long-term debt													$ 130,000,000
New Term Loan A Facility
Subsequent Event [Line Items]
Interest rate												3.06%	4.01%		3.06%	4.01%
Long-term debt												$ 1,565,512,000	$ 1,256,167,000
529.8 million Breakaway one loan
Subsequent Event [Line Items]
Term loan amount | €															€ 529.8	€ 529.8
Interest rate												2.84%	4.09%		2.84%	4.09%
Long-term debt												$ 305,969,000	$ 360,680,000
529.8 million Breakaway two loan
Subsequent Event [Line Items]
Term loan amount | €															€ 529.8	€ 529.8
Interest rate												4.10%	4.50%		4.10%	4.50%
Long-term debt												$ 370,531,000	$ 426,503,000
590.5 million Breakaway three loan
Subsequent Event [Line Items]
Term loan amount | €															€ 590.5	€ 590.5
Interest rate												2.98%	2.98%		2.98%	2.98%
Long-term debt												$ 478,665,000	$ 537,223,000
729.9 million Breakaway four loan
Subsequent Event [Line Items]
Term loan amount | €															€ 729.9	€ 729.9
Interest rate												2.98%	2.98%		2.98%	2.98%
Long-term debt												$ 630,088,000	$ 694,536,000
EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Term loan amount | €															€ 710.8	€ 710.8
Interest rate												3.92%	3.92%		3.92%	3.92%
Long-term debt												$ 692,150,000	$ 756,061,000
EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Term loan amount | €															€ 748.7	€ 748.7
Interest rate												3.92%	3.92%		3.92%	3.92%
Long-term debt												$ 856,188,000	$ 187,612,000
$230 Million Pride of America Term Loan
Subsequent Event [Line Items]
Term loan amount												$ 230,000,000	230,000,000
Interest rate												2.81%			2.81%
Long-term debt												$ 229,621,000
$260 Million Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Term loan amount												$ 260,000,000	$ 260,000,000
Interest rate												2.54%	0.00%		2.54%	0.00%
Long-term debt												$ 221,860,000	$ 0
Subsequent Event
Subsequent Event [Line Items]
Number of trading days							20 days
Number of consecutive trading days							30 days
Redemption price as a percentage of face amount							100.00%
Annual debt repayment rate						25
Number of class actions | item			2
Share capital authorized, value							$ 4,000,048,000	$ 48,000
Number of ordinary shares issued (in shares) | shares							36,363,636
Ordinary shares, par value (in dollars per share) | $ / shares							$ 0.001
Share price | $ / shares							11.00
Underwriters discounts and commission per share | $ / shares							$ 0.385
Proceeds from issuance of common stock							$ 443,900,000
Incremental of liquidity						$ 156,000,000
Subsequent Event | Series A-1 Preference Share [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares							2,000,000
Preferred stock, par value per share | $ / shares							$ 1,000
Subsequent Event | Series A-2 Preference Share [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized | shares							2,000,000
Preferred stock, par value per share | $ / shares							$ 1,000
Subsequent Event | Over-Allotment Option
Subsequent Event [Line Items]
Number of ordinary shares issued (in shares) | shares							5,454,545
Subsequent Event | Minimum
Subsequent Event [Line Items]
Share price percentage on debt instrument							250.00%
Subsequent Event | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Export credit facility financing as percentage of contract price										80.00%
Subsequent Event | Fifth Amended and Restated Credit Agreement
Subsequent Event [Line Items]
Annual debt repayment rate	25
Subsequent Event | Fifth Amended and Restated Credit Agreement | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate	2.50%
Subsequent Event | Fifth Amended and Restated Credit Agreement | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate	1.50%
Subsequent Event | $426 Million Seven Seas Splendor Term Loan | Regent Seven Seas Splendor
Subsequent Event [Line Items]
Term loan amount										$ 426,000,000.0
Interest rate										3.01%
Maturity date										Jan. 30, 2032
Subsequent Event | Export credit backed securities
Subsequent Event [Line Items]
Number of installments | installment		8
Periodicity of payment		semiannual
Long-term debt								$ 386,000,000
Debt holiday period								12 months
Subsequent Event | 529.8 million Breakaway one loan
Subsequent Event [Line Items]
Term loan amount | €		€ 529.8
Subsequent Event | 529.8 million Breakaway one loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		0.90%
Subsequent Event | 529.8 million Breakaway two loan
Subsequent Event [Line Items]
Term loan amount | €		€ 529.8
Subsequent Event | 529.8 million Breakaway two loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.20%
Subsequent Event | 590.5 million Breakaway three loan
Subsequent Event [Line Items]
Term loan amount | €		€ 590.5
Subsequent Event | 590.5 million Breakaway three loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | 729.9 million Breakaway four loan
Subsequent Event [Line Items]
Term loan amount | €		€ 729.9
Subsequent Event | 729.9 million Breakaway four loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.50%
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan
Subsequent Event [Line Items]
Term loan amount | €		€ 710.8
Subsequent Event | EUR 710.8 Million Seahawk 1 Term Loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan
Subsequent Event [Line Items]
Term loan amount | €		€ 748.7
Subsequent Event | EUR 748.7 Million Seahawk 2 Term Loan | Six months LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate		1.00%
Subsequent Event | $230 Million Pride of America Term Loan
Subsequent Event [Line Items]
Term loan amount								$ 230,000,000
Deferred term								1 year
Subsequent Event | $230 Million Pride of America Term Loan | LIBOR | Eurocurrency loans
Subsequent Event [Line Items]
Basis spread on variable rate								1.75%
Subsequent Event | $230 Million Pride of America Term Loan | Base rate loans | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate								0.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility
Subsequent Event [Line Items]
Maximum borrowing capacity									$ 675,000,000
Amount outstanding									$ 675,000,000
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate									0.80%
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility | Eurocurrency loans
Subsequent Event [Line Items]
Basis spread on variable rate									1.75%
Subsequent Event | $675.0 Million Senior Secured Revolving Credit Facility | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate									0.75%
Subsequent Event | $260 Million Norwegian Jewel Term Loan
Subsequent Event [Line Items]
Term loan amount							$ 260,000,000
Periodicity of payment									semiannual
Annual debt repayment rate							25
Subsequent Event | $260 Million Norwegian Jewel Term Loan | LIBOR | Eurocurrency loans
Subsequent Event [Line Items]
Basis spread on variable rate							2.50%
Subsequent Event | $260 Million Norwegian Jewel Term Loan | Base rate loans | Base rate loans
Subsequent Event [Line Items]
Basis spread on variable rate							1.50%
Subsequent Event | Private Exchangeable Notes
Subsequent Event [Line Items]
Term loan amount							$ 400,000,000
Debt instrument amount							$ 1,000
Ordinary share exchange rate							82.6446
Initial exchange price | $ / shares							$ 12.10
Subsequent Event | Private Exchangeable Notes | Debt Instrument First Year Post Issuance
Subsequent Event [Line Items]
Interest rate							7.00%
Subsequent Event | Senior Secured Notes Due 2024
Subsequent Event [Line Items]
Term loan amount							$ 675,000,000.0
Interest rate							12.25%
Percentage of threshold, after percentage							65.00%
Percentage of debt instrument redemption price							35.00%
Original issue discount and private offering percent							99.00%
Subsequent Event | Senior Secured Notes Due 2024 | Debt Redemption Prior to February 15, 2024
Subsequent Event [Line Items]
Redemption price as a percentage of face amount							100.00%
Subsequent Event | Senior Secured Notes Due 2024 | Debt Redemption on or After February 15, 2024
Subsequent Event [Line Items]
Redemption price as a percentage of face amount							100.00%
Subsequent Event | Senior Secured Notes Due 2024 | Debt Redemption Prior to February 15, 2022
Subsequent Event [Line Items]
Redemption price as a percentage of face amount							112.25%
Subsequent Event | Exchangeable Senior Secured Notes Due 2024
Subsequent Event [Line Items]
Term loan amount							$ 862,500,000
Interest rate							6.00%
Debt instrument amount							$ 1,000
Ordinary share exchange rate							72.7273
Initial exchange price | $ / shares							$ 13.75
Subsequent Event | Deferred Term A Loans | Fifth Amended and Restated Credit Agreement
Subsequent Event [Line Items]
Percentage of outstanding loan amended	87.57%
Accrete to principle | Subsequent Event | Private Exchangeable Notes | Debt Instrument Four Years Following First Year Post Issuance
Subsequent Event [Line Items]
Interest rate							4.50%
Cash interest | Subsequent Event | Private Exchangeable Notes | Debt Instrument Final Year Prior To Maturity
Subsequent Event [Line Items]
Interest rate							7.50%
Cash interest | Subsequent Event | Private Exchangeable Notes | Debt Instrument Four Years Following First Year Post Issuance
Subsequent Event [Line Items]
Interest rate							3.00%
Revolving Loan Facility | Subsequent Event | $875 Million Senior Secured Revolving Loan Facility
Subsequent Event [Line Items]
Amount outstanding									$ 875,000,000